Statement of Changes in Net Assets Available for Benefits - Needham Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 7,474,126
Dividends and interest earned on investments	494,072
Total investment income	7,968,198
Interest income on notes receivable from participants	69,332
Contributions:
Employer	2,980,288
Participants	4,319,154
Rollovers	891,427
Total contributions	8,190,869
Total additions	16,228,399
Deductions:
Benefits paid to participants	5,110,249
Administrative expenses	81,440
Total deductions	5,191,689
Net increase	11,036,710
Net assets available for benefits:
Beginning of year	57,990,345
End of year	$ 69,027,055